UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21982

Guggenheim Strategic Opportunities Fund
(Exact name of registrant as specified in charter)

2455 Corporate West Drive Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: May 31
Date of reporting period: December 1, 2010 - February 28, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                      Schedule of Investments.
Attached hereto.

GOF Guggenheim Strategic Opportunities Fund
Portfolio of Investments
February 28, 2011 (unaudited)

					Optional
Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Call Provisions**	Value
	Total Long-Term Investments - 133.6%
	Corporate Bonds - 32.7%
	Advertising - 0.2%
$400,000	MDC Partners, Inc. (Canada)(a)	BB-	11.00%	11/01/2016	11/01/13 @ 106	$448,500

	Aerospace & Defense - 0.4%
700,000	Sequa Corp.(b)	CCC	11.75%	12/01/2015	12/01/11 @ 106	759,500

	Airlines - 0.5%
785,000	Global Aviation Holdings, Inc.(a)	BB-	14.00%	08/15/2013	08/15/12 @ 111	904,712

	Auto Parts & Equipment - 0.1%
250,000	Exide Technologies(b)	B	8.63%	02/01/2018	02/01/15 @ 104	266,563

	Banks - 7.5%
1,000,000	Agfirst Farm Credit Bank(a) (b) (c)	A	7.30%	N/A	04/04/11 @ 100	851,510
1,250,000	Barclays Bank PLC (United Kingdom)(a) (c) (d)	A-	6.28%	N/A	12/15/34 @ 100	1,080,219
1,200,000	BNP Paribas (France)(a) (b) (c) (d)	A	7.20%	N/A	06/25/37 @ 100	1,137,000
350,000	Comerica Bank	A-	7.88%	09/15/2026	N/A	365,873
1,000,000	Credit Agricole SA (France)(a) (b) (c) (d)	A-	6.64%	N/A	05/31/17 @ 100	892,500
1,000,000	Fifth Third Bancorp(a)	BBB-	8.25%	03/01/2038	N/A	1,205,222
1,000,000	KeyCorp Capital III(a)	BB	7.75%	07/15/2029	N/A	1,024,573
1,250,000	Mellon Capital IV, Series 1(a) (c) (d)	A-	6.24%	N/A	06/20/12 @ 100	1,150,000
1,250,000	Northgroup Preferred Capital Corp.(a) (b) (c) (d)	A	6.38%	N/A	10/15/17 @ 100	1,201,600
700,000	PNC Preferred Funding Trust III(a) (b) (c) (d)	BBB	8.70%	N/A	03/15/13 @ 100	751,709
500,000	Rabobank Nederland NV (Netherlands)(a) (b) (c) (d)	AA-	11.00%	N/A	06/30/19 @ 100	650,000
1,400,000	Royal Bank of Scotland Group PLC, Series U (United Kingdom)(a) (c) (d)	C	7.64%	N/A	09/29/17 @ 100	1,074,500
650,000	Susquehanna Capital II(a)	BB-	11.00%	03/23/2040	03/23/15 @ 100	718,250
1,250,000	US AgBank FCB(a) (b) (c) (d)	A	6.11%	N/A	07/10/12 @ 100	843,637
1,000,000	Wells Fargo Capital XIII, Series GMTN(a) (c) (d)	A-	7.70%	N/A	03/26/13 @ 100	1,027,500
						13,974,093

	Building Materials - 0.7%
1,250,000	Cemex SAB de CV (Mexico)(b)	B	9.00%	01/11/2018	01/11/15 @ 105	1,293,750

	Commercial Services - 0.9%
490,000	Bankrate, Inc.(b)	B	11.75%	07/15/2015	07/15/13 @ 106	559,213
250,000	DynCorp International, Inc.(b)	B	10.38%	07/01/2017	07/01/14 @ 105	268,750
600,000	NCO Group, Inc.	CCC-	11.88%	11/15/2014	11/15/11 @ 103	535,500
280,000	PharmaNet Development Group, Inc.(a) (b)	B+	10.88%	04/15/2017	04/15/14 @ 105	308,700
						1,672,163

	Computers - 0.4%
455,000	Compucom Systems, Inc.(b)	B	12.50%	10/01/2015	10/01/11 @ 106	491,400
250,000	Stratus Technologies, Inc.(a) (b)	B-	12.00%	03/29/2015	04/15/13 @ 1,120	225,000
						716,400

	Distribution & Wholesale - 0.7%
250,000	Baker & Taylor, Inc.(b)	CCC+	11.50%	07/01/2013	07/01/11 @ 103	243,750
1,000,000	Intcomex, Inc.(a) (b)	B-	13.25%	12/15/2014	12/15/12 @ 107	1,065,000
						1,308,750

	Diversified Financial Services - 4.8%
2,000,000	International Lease Finance Corp.(a) (b)	BBB-	7.13%	09/01/2018	N/A	2,182,500
4,753,164	Lancer Finance Co. SPV Ltd. (British Virgin Islands)(b)	Baa3	5.85%	12/12/2016	N/A	4,797,844
2,000,000	Svensk Exportkredit AB (Sweden)(a) (b) (c)	A+	6.38%	N/A	06/27/11 @ 100	1,836,168
						8,816,512

	Electric - 0.5%
1,000,000	Wisconsin Energy Corp.(a) (d)	BBB-	6.25%	05/15/2067	05/15/17 @ 100	998,750

	Engineering & Construction - 0.9%
2,000,000	Alion Science and Technology Corp.	CCC	10.25%	02/01/2015	02/01/12 @ 103	1,615,000

	Entertainment - 2.0%
874,000	Agua Caliente Band of Cahuilla Indians(b)	BB+	6.35%	10/01/2015	N/A	847,448
375,000	Diamond Resorts Corp.(b)	B-	12.00%	08/15/2018	08/15/14 @ 106	402,187
500,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma(b)	B-	12.00%	10/15/2015	10/15/11 @ 109	525,000
500,000	Indianapolis Downs, LLC / Indiana Downs Capital Corp.(b) (e)	D	11.00%	11/01/2012	11/01/11 @ 100	450,000
700,000	Lions Gate Entertainment, Inc.(a) (b)	B	10.25%	11/01/2016	11/01/13 @ 105	740,250
700,000	River Rock Entertainment Authority(a)	B-	9.75%	11/01/2011	04/04/11 @ 100	659,750
						3,624,635

	Food - 1.2%
500,000	BI-LO, LLC / BI-LO Finance Corp.(b)	B	9.25%	02/15/2019	02/15/15 @ 105	520,000
1,500,000	Bumble Bee Acquisition Corp.(b)	B	9.00%	12/15/2017	12/15/14 @ 105	1,620,000
						2,140,000

	Forest Products & Paper - 0.5%
640,000	Exopack Holding Corp.	B	11.25%	02/01/2014	02/01/12 @ 100	663,200
250,000	Verso Paper Holdings, LLC / Verso Paper, Inc.(b)	B	8.75%	02/01/2019	02/01/15 @ 104	261,250
						924,450

	Healthcare-Services - 0.2%
250,000	Apria Healthcare Group, Inc.(a)	BB+	11.25%	11/01/2014	11/01/11 @ 106	270,625

	Household Products & Housewares - 0.8%
1,445,000	American Achievement Corp.(b)	B	10.88%	04/15/2016	10/15/13 @ 105	1,452,225

	Housewares - 0.0%
75,000	American Standards Americas(b)	B	10.75%	01/15/2016	01/15/13 @ 105	79,687

	Insurance - 4.8%
1,000,000	Allstate Corp.(a) (d)	BBB	6.50%	05/15/2057	05/15/37 @ 100	1,026,250
1,000,000	American Financial Group, Inc.(a)	BBB+	9.88%	06/15/2019	N/A	1,187,110
1,000,000	AXA SA (France)(a) (b) (c) (d)	BBB	6.46%	N/A	12/14/18 @ 100	883,750
700,000	Blue Finance Ltd. (Cayman Islands)(a) (b) (f) (g)	BB+	4.70%	04/10/2012	07/08/11 @ 101	693,490
800,000	Ironshore Holdings US, Inc.(a) (b)	BBB-	8.50%	05/15/2020	N/A	841,872
1,000,000	MetLife Capital Trust IV(a) (b)	BBB	7.88%	12/15/2037	12/15/32 @ 100	1,077,500
700,000	National Life Insurance Co.(a) (b)	BBB+	10.50%	09/15/2039	N/A	881,135
800,000	Penn Mutual Life Insurance Co.(b)	A	7.63%	06/15/2040	N/A	867,062
1,250,000	Progressive Corp.(a) (d)	A-	6.70%	06/15/2037	06/15/17 @ 100	1,335,938
						8,794,107

	Internet - 0.8%
1,510,000	GXS Worldwide, Inc.	B	9.75%	06/15/2015	06/15/12 @ 105	1,536,425

	Investment Companies - 0.5%
900,000	Offshore Group Investments Ltd. (Cayman Islands)(b)	B-	11.50%	08/01/2015	02/01/13 @ 109	1,008,000

	Iron & Steel - 0.1%
240,000	Standard Steel, LLC/Standard Steel Finance Corp.(b)	B	12.00%	05/01/2015	05/01/13 @ 106	246,876

	Media - 0.3%
500,000	DCP, LLC/DCP Corp.(b)	B+	10.75%	08/15/2015	08/15/13 @ 105	485,000

	Mining - 0.5%
825,000	Midwest Vanadium Pty Ltd. (Australia)(b)	B-	11.50%	02/15/2018	02/15/15 @ 106	849,750

	Retail - 0.5%
800,000	CKE Restaurants, Inc.	B-	11.38%	07/15/2018	07/15/14 @ 106	898,000

	Software - 0.1%
400,000	Open Solutions, Inc.(b)	CCC+	9.75%	02/01/2015	02/01/12 @ 102	265,000

	Telecommunications - 0.8%
1,086,000	Clearwire Communications, LLC/Clearwire Finance, Inc.(b)	CCC+	12.00%	12/01/2015	12/01/12 @ 106	1,183,740
300,000	CommScope, Inc.(b)	B	8.25%	01/15/2019	01/15/15 @ 104	311,250
						1,494,990

	Transportation - 0.2%
400,000	United Maritime Group, LLC/United Maritime Group Finance Corp.(a)	B	11.75%	06/15/2015	12/15/12 @ 106	412,000

	Trucking & Leasing - 1.8%
3,250,000	AWAS Aviation Capital Ltd. (Ireland)(b)	BBB-	7.00%	10/15/2016	10/18/13 @ 104	3,339,375

	Total Corporate Bonds - 32.7%
	(Cost $58,993,174)					60,595,838

	Asset Backed Securities - 51.2%
	Collateralized Debt Obligation - 3.6%
1,426,254	Aspen Funding I Ltd., Series 2002-1A, Class A1L (Cayman Islands)(b) (f)	A	0.90%	7/10/2037		1,123,503
226,491	Commodore CDO I Ltd., Series 1A, Class A (Cayman Islands)(b) (f)	BB+	0.84%	02/24/2034		202,200
874,757	Coronado CDO Ltd., Series 1A, Class A1 (Cayman Islands)(b) (f)	BB	0.83%	09/04/2038		622,932
1,162,156	Diversified Asset Securitization Holdings III, Series 1A, Class A2 (Cayman Islands)(b)	BB+	7.42%	07/05/2036		1,036,120
4,116,369	Duke Funding Ltd., Series 2003-5A, Class 1W (Cayman Islands)(b) (f)	CC	0.86%	8/7/2033		1,934,693
390,114	MWAM CBO Ltd., Series 2001-1A, Class A (Cayman Islands)(b) (f)	AA	1.00%	01/30/2031		333,564
1,073,070	Putnam Structured Product CDO (Cayman Islands)(b) (f)	BB-	0.71%	10/15/2038		913,838
565,410	Saybrook Point CBO Ltd., Series 2001-1A, Class A (Cayman Islands)(b) (f)	BB	0.79%	02/25/2031		493,405
						6,660,255

	Collateralized Loan Obligation - 16.6%
2,344	ACAS Business Loan Trust, Series 2004-1A, Class B(b) (f)	AA	0.80%	10/25/2017		2,329
500,000	Alm Loan Funding, Series 2010-3A, Class C (Cayman Islands)(b) (f)	BBB	4.28%	11/20/2020		470,855
635,902	Armstrong Loan Funding Ltd., Series 2008-1A, Class B (Cayman Islands)(b) (f)	AA+	1.30%	08/01/2016		601,722
2,000,000	Black Diamond CLO Ltd., Series 2006-1A, Class B (Cayman Islands)(a) (b) (f)	A+	0.69%	04/29/2019		1,578,040
2,000,000	Black Diamond CLO Ltd., Series 2006-1A, Class C (Cayman Islands)(a) (b) (f)	BBB+	0.99%	04/29/2019		1,522,720
2,987,243	Business Loan Express, Series 2006-AA, Class A(a) (b) (f)	BBB-	0.49%	10/20/2038		1,937,589
844,749	Business Loan Express, Series 2007-AA, Class A(b) (f)	BBB-	0.65%	10/20/2040		591,324
186,935	CapitalSource Commercial Loan Trust, Series 2006-2A, Class A1B(b) (f)	AAA	0.58%	9/20/2022		186,860
3,000,000	CapitalSource Commercial Loan Trust, Series 2006-2A, Class C(b) (f)	A+	0.93%	09/20/2022		2,757,969
1,026,289	Coast Investment Grade, Series 2002-1X, Class A (Cayman Islands)(f)	BBB-	1.00%	07/30/2017		696,214
500,000	Emporia Preferred Funding, Series 2005-1A, Class B1 (Cayman Islands)(b) (f)	AA-	0.85%	10/12/2018		421,395
1,000,000	Emporia Preferred Funding, Series 2005-1A, Class C (Cayman Islands)(b) (f)	A-	1.25%	10/12/2018		797,960
500,000	FM Leveraged Capital Fund, Series 2005-1A, Class B (Cayman Islands)(b) (f)	AA	0.86%	08/01/2017		430,000
1,000,000	Friedbergmilstein Private Capital Fund, Series 2004-1A, Class B2 (Cayman Islands)(b)	AA+	5.41%	01/15/2019		918,200
1,000,000	GSC Partners CDO Fund Ltd., Series 2006-7A, Class C (Cayman Islands)(b) (f)	A-	1.31%	05/25/2020		684,630
1,000,000	MC Funding Ltd. / MC Funding, LLC, Series 2006-1A, Class C (Cayman Islands)(b) (f)	BBB+	1.26%	12/20/2020		773,770
800,000	Mountain View Funding CLO, Series 2007-3A, Class A2 (Cayman Islands)(b) (f)	AA	0.64%	4/16/2021		665,552
1,000,000	Nantucket CLO Ltd., Series 2006-1A, Class B (Cayman Islands)(b) (f)	AA	0.73%	11/24/2020		869,400
1,500,000	Rosedale CLO Ltd., Series I-A, Class A1J (Cayman Islands)(b) (f)	AA	0.71%	07/24/2021		1,334,280
2,000,000	Stanfield Modena CLO Ltd., Series 2004-1A, Class C (Cayman Islands)(a) (b) (f)	A+	1.56%	09/22/2016		1,844,680
600,000	Start CLO Ltd., Series 2006-2, Class C (Cayman Islands)(f)	A+	1.06%	06/29/2012		593,352
1,000,000	Start CLO Ltd., Series 2006-2, Class D (Cayman Islands)(f)	BBB+	2.16%	06/29/2012		986,530
500,000	Start CLO Ltd., Series 2008-5X, Class C (Cayman Islands)	NR	22.15%	01/09/2013		507,495
2,000,000	TCW Global Project Fund, Series 2004-1A, Class A1 (Cayman Islands)(b) (f)	AAA	1.20%	06/15/2016		1,646,580
2,000,000	TCW Global Project Fund, Series 2004-1A, Class B1 (Cayman Islands)(b) (f)	BBB	2.25%	06/15/2016		1,368,120
1,000,000	TCW Global Project Fund, Series 2005-1A, Class B2 (Cayman Islands)(b)	BB+	5.79%	09/01/2017		814,100
4,000,000	Telos CLO Ltd., Series 2006-1A, Class A2 (Cayman Islands)(a) (b) (f)	AA+	0.70%	10/11/2021		3,135,000
2,500,000	Telos CLO Ltd., Series 2006-1A, Class B (Cayman Islands)(b) (f)	A+	0.79%	10/11/2021		2,059,725
1,000,000	Zohar CDO, Series 2007-3A, Class A2 (Cayman Islands)(b) (f)	BB+	0.86%	04/15/2019		607,490
						30,803,881

	Commercial Real Estate - 0.9%
2,000,000	Wrightwood Capital Real Estate CDO Ltd., Series 2005-1A, Class A1 (Cayman Islands)(b) (f)	BB	0.63%	11/21/2040		1,666,260

	Commercial Receivables - 2.4%
500,000	FCC Financing Subsidiary, LLC, Series 2010-1A, Class B(b) (f)	NR	13.01%	03/31/2017		549,090
2,000,000	HFG Healthco-4, LLC, Series 2006-1A, Class A(b) (f)	Aa2	0.66%	06/05/2012		1,994,180
2,000,000	Sealane Trade Finance, Series 2007-1A, Class E (Cayman Islands)(a) (b) (f)	NR	15.31%	11/25/2012		1,992,280
						4,535,550

	Corporate Debt Obligation - 0.0%
60,855	Phoenix Funding Ltd., Series 2001-1(f)	AAA	0.75%	04/15/2013		60,477

	Credit Card - 2.5%
1,000,000	LCP Rights Trust, Series 2010-1, Class A	BB	14.55%	07/17/2017		1,000,320
290,323	LCP Rights Trust, Series 2010-1, Class C	B	19.21%	07/17/2017		290,424
714,286	LCP Rights Trust, Series 2010-1, Class D	BB	14.55%	01/15/2016		714,722
1,500,000	LCP Rights Trust, Series 2010-1, Class D	B	19.21%	01/15/2016		1,500,975
500,000	LCP Rights Trust, Series 2010-1, Class G	NR	11.71%	09/18/2018		499,410
200,000	LCP Rights Trust, Series 2010-1, Class H	NR	14.56%	09/18/2018		199,786
400,000	LCP Rights Trust, Series 2010-1, Class I	NR	18.29%	09/18/2018		399,648
						4,605,285

	Financial - 0.0%
35,625	Blue Falcon, Series A-2(b)	NR	3.26%	12/25/2016		35,161

	Insurance - 2.1%
1,656,043	321 Henderson Receivables I, LLC, Series 2007-3A, Class A(a) (b)	BBB	6.15%	10/15/2048		1,661,640
407,979	321 Henderson Receivables I, LLC, Series 2008-1A, Class A(a) (b)	AA+	6.19%	01/15/2044		447,525
500,000	321 Henderson Receivables I, LLC, Series 2008-1A, Class B(a) (b)	AA	8.37%	01/15/2046		543,755
500,000	321 Henderson Receivables I, LLC, Series 2008-1A, Class C(b)	A	9.36%	01/15/2048		560,700
500,000	321 Henderson Receivables I, LLC, Series 2008-1A, Class D(b)	BBB	10.81%	01/15/2050		608,450
						3,822,070

	Student Loan - 0.1%
365,688	MRU Student Loan Trust, Series 2008-A, Class A1A(b)	AAA	7.40%	01/25/2041		154,821
202,567	MRU Student Loan Trust, Series 2008-A, Class B(b) (f)	AA	5.80%	01/25/2041		42,539
202,567	MRU Student Loan Trust, Series 2008-1A, Class C(b) (f)	A	7.80%	01/25/2041		34,436
						231,796

	Timeshare - 2.0%
2,004,808	Diamond Resorts Owner Trust, Series 2009-1, Class A(a) (b)	A	9.31%	03/20/2026		2,022,056
1,076,848	Sierra Receivables Funding Co., Series 2006-1A, Class A1(a) (b)	AAA	5.84%	05/20/2018		1,101,588
512,173	Silverleaf Finance, LLC, Series 2010-A, Class B(b)	BBB	8.00%	07/15/2022		493,978
						3,617,622

	Transportation - 15.5%
1,812,503	Aircraft Certificate Owner Trust, Series 2003-1A, Class D(b)	BB	6.46%	09/20/2022		1,834,669
2,000,000	Aircraft Certificate Owner Trust, Series 2003-1A, Class E(b)	BB	7.00%	09/20/2022		1,869,340
1,987,780	Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3 (Channel Islands)(a) (b) (f)	A-	0.52%	05/10/2032		1,870,561
14,172,275	Airplanes Pass-Through Trust, Series 2001-1A, Class A9(a) (f)	CCC	0.81%	03/15/2019		10,133,176
1,228,600	America West Airlines 2001-1 Pass-Through Trust, Series 011G	BB+	7.10%	04/02/2021		1,234,743
1,158,832	Atlas Air 1998-1 Pass-Through Trust, Series A, Class A	BB+	7.38%	1/2/2018		1,158,832
993,181	Aviation Capital Group Trust, Series 2000-1A, Class A1(b) (f)	BB	0.74%	11/15/2025		601,927
5,257,101	Aviation Capital Group Trust, Series 2003-2A, Class B1(a) (b) (f)	BBB	3.25%	09/20/2033		4,132,502
787,042	Blade Engine Securitization Ltd., Series 2006-1A, Class B (Cayman Islands)(b) (f)	BBB+	3.26%	09/15/2041		633,002
385,670	Continental Airlines 2007-1 Pass-Through Trust, Series 071C	B+	7.34%	04/19/2014		389,527
122,121	Helios Finance LP, Series 2007-S1, Class B1 (Cayman Islands)(b) (f)	BBB	0.95%	10/20/2014		120,867
1,752,229	Lease Investment Flight Trust, Series 1, Class A3(a) (f)	B+	0.69%	7/15/2016		1,704,744
765,240	UAL 2000-1 Pass-Through Trust, Series 001B(a)	B	8.03%	7/1/2012		778,632
1,845,703	UAL 2009-2A Pass-Through Trust(a)	BBB	9.75%	01/15/2017		2,127,173
105,311	Vega Containervessel PLC, Series 2006-1A, Class A (Ireland)(b)	Ba3	5.56%	02/10/2021		92,674
						28,682,369

	Trust Preferred Stock - 1.6%
6,000,000	Attentus CDO Ltd., Series 2007-3A, Class A1B (Cayman Islands)(b) (f)	AAA	0.56%	10/11/2042		3,036,420

	Whole Business - 3.9%
500,000	Adams Outdoor Advertising LP, Series 2010-1, Class B(a) (b)	Ba2	8.84%	12/20/2040		512,500
600,000	Adams Outdoor Advertising LP, Series 2010-1, Class C(a) (b)	B3	10.76%	12/20/2040		625,500
1,500,000	Cajun Global LLC, Series 2011-1A, Class A2(b)	BBB	5.96%	02/20/2041		1,511,430
3,760,000	Dominos Pizza Master Issuer, LLC, Series 2007-1, Class A2(a) (b)	BBB-	5.26%	04/25/2037		3,872,800
600,000	NuCO2 Funding, LLC, Series 2008-1A, Class A1(b)	Baa2	7.25%	06/25/2038		634,002
						7,156,232

	Total Asset Backed Securities - 51.2%
	(Cost $85,986,492)					94,913,378

	Collateralized Mortgage Obligations - 27.9%

	Commercial Mortgage Backed Security - Military Housing - 0.8%
1,000,000	Hampton Roads PPV, LLC(a) (b)	Ba2	6.07%	12/15/2041		765,580
1,000,000	Hampton Roads PPV, LLC(a) (b)	Ba2	6.17%	06/15/2053		764,050
						1,529,630

	Commercial Mortgage Backed Security - Non-Traditional - 0.4%
750,000	Timberstar Trust, Series 2006-1A, Class C(a) (b)	A	5.88%	10/15/2036		780,271

	Commercial Mortgage Backed Securities - Traditional - 23.8%
500,000	Banc of America Commercial Mortgage, Inc., Series 2003-2, Class G(b) (f)	BBB-	5.34%	03/11/2041		468,232
1,000,000	Banc of America Commercial Mortgage, Inc., Series 2004-5, Class B(a) (f)	AA+	5.06%	11/10/2041		1,015,108
600,000	Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AJ(a) (f)	BBB+	5.15%	10/10/2045		624,113
1,500,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class AJ(a) (f)	BB+	5.47%	12/11/2040		1,456,905
500,000	Citigroup Commercial Mortgage Trust, Series 2004-C2, Class E(b) (f)	A	5.02%	10/15/2041		460,784
1,200,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class AM(f)	A	5.70%	12/10/2049		1,247,135
2,000,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AJ(a) (f)	A3	5.22%	07/15/2044		2,033,939
1,000,000	Commercial Mortgage Pass-Through Certificates, Series 2006-CN2A, Class F(a) (b) (f)	CCC+	5.57%	02/05/2019		969,713
13,500,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4(f) (h)	AAA	5.76%	06/10/2046		14,824,953
1,000,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class AM(a) (f)	A	5.79%	06/10/2046		1,063,370
1,500,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class AM(a) (f)	BBB-	5.83%	06/15/2038		1,582,450
2,000,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ(a) (f)	AAA	4.86%	08/10/2042		2,090,965
600,000	GS Mortgage Securities Corp. II, Series 2001-GL3A, Class E(b) (f)	A2	4.26%	08/05/2018		605,925
500,000	GS Mortgage Securities Corp. II, Series 2007-EOP, Class H(a) (b) (f)	BBB-	3.58%	03/06/2020		478,645
700,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E(b)	A-	6.14%	07/12/2037		720,417
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class AJ(a) (f)	BBB	4.97%	08/15/2042		1,030,423
2,600,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class AM(a) (f)	BB+	5.82%	06/15/2049		2,603,051
2,000,000	Morgan Stanley Capital I, Series 2005-HQ6, Class AJ(a) (f)	A-	5.07%	08/13/2042		2,055,735
1,000,000	Morgan Stanley Capital I, Series 2006-HQ10, Class AM(a)	Aa2	5.36%	11/12/2041		1,037,478
1,250,000	Morgan Stanley Capital I, Series 2006-IQ12, Class AM(a)	BBB	5.37%	12/15/2043		1,284,782
1,000,000	Morgan Stanley Capital I, Series 2006-T23, Class AM(a) (f)	A+	5.81%	08/12/2041		1,085,562
2,000,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ(a) (f)	A+	5.98%	08/15/2039		2,143,976
2,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AJ(a) (f)	BBB-	5.14%	07/15/2042		2,088,898
1,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ(a) (f)	A-	5.20%	10/15/2044		1,054,031
						44,026,590

	Residential Mortgage Backed Securities - 2.9%
2,845,476	Countrywide Home Equity Loan Trust, Series 2004-S, Class 1A(f)	CCC	0.50%	02/15/2030		1,720,833
106,046	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB4, Class A1A(f)	D	6.01%	10/25/2036		63,286
495,651	GSAA Trust, Series 2007-5, Class 1F2A(a) (f)	CCC	5.79%	03/25/2047		369,608
807,868	IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A1(f)	AAA	5.31%	06/25/2036		729,789
384,210	New Century Home Equity Loan Trust, Series 2004-A, Class AII9(f)	B	5.23%	08/25/2034		367,949
1,073,483	TBW Mortgage Backed Pass-Through Certificates, Series 2006-6, Class A3(i)	D	5.75%	1/25/2037		615,103
2,468,358	TBW Mortgage Backed Pass-Through Certificates, Series 2006-6, Class A5B(i)	D	6.04%	1/25/2037		1,436,449
						5,303,017

	Total Collateralized Mortgage Obligations - 27.9%
	(Cost $47,126,611)					51,639,508

	Term Loans - 2.6%(j)
	Consumer Products - 0.2%
373,058	Navisite, Inc.(f)	B-	9.15%	9/19/2014		372,125

	Electronics - 0.2%
283,064	Clientlogic Corp.(f)	B+	5.80%	01/30/2014		280,234

	Healthcare, Education & Childcare - 0.4%
836,263	Embanet(f)	CCC	3.30%	06/28/2012		775,383

	Leisure - 0.7%
1,379,436	Bushnell Performance Optics(f)	BB-	4.55%	08/24/2013		1,367,373

	Retail - 0.8%
1,102,071	Deb Shops, Inc.(f)	CCC	10.00%	4/23/2014		502,545
963,642	Mattress Holding Corp.(f)	B	2.56%	10/23/2014		913,050
						1,415,595

	Technology - 0.3%
500,000	Flexera Software, Inc.	BB-	7.50%	01/20/2017		504,375

	Total Term Loans - 2.6%
	(Cost $5,321,332)					4,715,085

Number
of Shares	Description					Value
	Preferred Stocks - 2.7%
	Banks - 0.6%
40,000	BB&T Capital Trust VI(a)	BBB	9.60%			1,136,000

	Diversified Financial Services - 0.6%
50,000	Deutsche Bank Contingent Capital Trust II(a)	BBB	6.55%			1,203,500
37,600	Lehman Brothers Holdings, Inc., Series J(e)	NR	7.95%			282
						1,203,782

	Insurance - 0.3%
20,000	Aegon NV PFD (Netherlands)(a)	BBB	6.38%			447,200
3,800	ING Groep NV (Netherlands)(a)	B	7.05%			87,134
						534,334

	Telecommunications - 0.6%
1,000	Centaur Funding Corp. (Cayman Islands)(b)	BBB	9.08%			1,103,125

	Transportation - 0.6%
40,000	Seaspan Corp., Series C (Marshall Islands)	NR	9.50%			1,061,200

	Total Preferred Stocks - 2.7%
	(Cost $5,704,813)					5,038,441

	Exchange Traded Funds - 16.4%
47,700	Health Care Select Sector SPDR Fund(a) (k)					1,559,313
41,100	Industrial Select Sector SPDR Fund(a) (k)					1,521,111
37,500	iShares Russell 2000 Index Fund(a) (k)					3,085,125
53,000	PowerShares QQQ Trust, Series 1(a) (k)					3,061,810
28,600	ProShares Ultra S&P500(a) (k)					1,533,246
50,700	SPDR Dow Jones Industrial Average ETF Trust(a) (k)					6,193,005
88,700	SPDR S&P 500 ETF Trust(a) (k)					11,810,405
8,800	SPDR S&P MidCap 400 ETF Trust(a) (k)					1,544,136
	(Cost $28,651,165)					30,308,151

	Exchange Traded Notes - 0.1%
	Equity Fund - 0.1%
2,700	iPATH S&P 500 VIX MID-Term Futures ETN(a) (k)					151,200
	(Cost $169,430)

	Total Long-Term Investments - 133.6%
	(Cost $231,953,017)					247,361,601

	Total Investments - 133.6%
	(Cost $231,953,017)					247,361,601
	Other Assets in excess of Liabilities - 7.5%					13,886,003
	Total value of Options Written - (0.1%)					(189,003)
	Borrowings - (12.1%)					(22,399,119)
	Reverse Repurchase Agreements - (23.2%)					(42,827,707)
	TALF Loan - (5.7%)					(10,618,934)
	Net Assets - 100.0%					$ 185,212,841

AB - Stock Company
CBO - Collateralized Bond Obligation
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
ETN - Exchange-Traded Note
FCB - Farmers Credit Bureau
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Available
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
S&P - Standard & Poor's
SAB de CV - Publicly Traded Company

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
All or a portion of these securities have been physically segregated in connection with borrowings, swap agreements, and reverse repurchase agreements.  As of February 28, 2011, the total amount segregated was $136,843,519.

(b)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2011 these securities amounted to $117,511,881, which represents 63.4% of net assets.

(c)	Perpetual maturity.
(d)	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
(e)	Non-income producing as security is in default.
(f)	Floating or variable rate coupon. The rate shown is as of February 28, 2011.
(g)
Risk-Linked Security – A risk-linked security is issued by insurance companies and insurance related special purpose vehicles that apply securitization techniques to catastrophic property and casualty damages. The security is typically a debt obligation for which the return of principal and the payment of interest are contingent on the non-occurrence of a pre-defined “trigger event.” Depending on the specific terms and structure of the security, this trigger could be the result of a hurricane, earthquake or some other catastrophic event.

(h)
All or a portion of this security was acquired, and has been physically segregated in connection with the Fund’s participation in the Term Asset-Backed Securities Loan Facility program (the “TALF program”) operated by the Federal Reserve Bank of New York. As of February 28, 2011, the total amount physically segregated was $14,824,953. See Notes to Financial Statements for the period ended November 30, 2010.

(i)	Security is a "Step-up" bond where the coupon increases or steps up at a predetermined date. The rate shown reflects the rate in effect at the end of the reporting period.
(j)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark.  In addition, term loans may include mandatory and/or optional prepayment terms.  As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolio of investments.  Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(k)	All or a portion of this security position represents cover for outstanding options written.
(l)	Non-income producing security

Country Allocation*
United States	74.1%
Cayman Islands	17.1%
British Virgin Islands	1.9%
Ireland	1.4%
France	1.2%
United Kingdom	0.9%
Channel Islands	0.8%
Sweden	0.7%
Mexico	0.5%
Netherlands	0.5%
Marshall Islands	0.4%
Australia	0.3%
Canada	0.2%
*Subject to change daily. Based on long-term investments.

See previously submitted notes to financial statements for the period ended November 30, 2010.

GOF Guggenheim Strategic Opportunities Fund
Portfolio of Investments
February 28, 2011 (unaudited)

		Expiration	Exercise
Contracts	Options Written (l)	Month	Price	Value
	Call Options Written - (0.1%)
477	Health Care Select Sector SPDR	March 2011	$ 33.00	$ 8,109
411	Industrial Select Sector SPDR	March 2011	38.00	9,248
27	iPATH S&P 500 VIX Mid-Term Futures	March 2011	55.00	6,548
375	iShares Russell 2000 Index	March 2011	84.00	30,187
530	Powershares QQQ Trust, Series 1	March 2011	60.00	5,035
286	ProShares Ultra S&P500	March 2011	55.00	19,019
507	SPDR Dow Jones Industrial Average	March 2011	123.75	29,152
74	SPDR S&P 500 ETF Trust	March 2011	134.00	8,917
813	SPDR S&P 500 ETF Trust	March 2011	135.00	61,788
88	SPDR S&P MidCap 400 ETF Trust	March 2011	179.00	11,000
	Total Value of Options Written			$ 189,003
	(Premiums received $397,029)

GOF Guggenheim Strategic Opportunities Fund
Portfolio of Investments
February 28, 2011 (unaudited)

The Fund entered into swap agreements during the period ended February 28, 2011 to potentially enhance return. Details of the swap agreements outstanding as of February 28, 2011 were as follows:

Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	Termination Date	Implied Credit Spread at February 28, 2011 (2)	Notional Amount (000)	Receive Fixed Rate	Unrealized Appreciation/ (Depreciation)
Goldman Sachs(1)	Basket of distinct corporate entities	Sell	09/20/14	8.12%	$ 3,000	1.180%	$ (651,291)

Interest Rate Swap Agreements

Counterparty		Floating Rate	Termination Date		Notional Amount (000)	Receive Fixed Rate	Unrealized Appreciation/ (Depreciation)
Goldman Sachs (3)		3 Month LIBOR	01/04/38		$ 10,000	5.675%	$ 561,052
Goldman Sachs (3)		3 Month LIBOR	07/07/38		5,000	5.753	268,986
Goldman Sachs (3)		3 Month LIBOR	07/07/38		5,000	5.940	120,482
Goldman Sachs (3)		3 Month LIBOR	01/12/15		10,000	3.155	125,540
Goldman Sachs (3)		3 Month LIBOR	01/12/15		5,000	3.095	107,150

							1,183,210

Total Unrealized Appreciation for Swap Agreements							$ 531,919

(1) The Fund receives a fixed rate based upon the notional amount of $3 million and if a defined credit event occurs, pays cumulative losses in excess of a stated percentage on an underlying basket of distinct corporate entities with an aggregate notional value of $3 billion. The maximum loss exposure is $3 million.
(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundless and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

(3) The Fund pays the floating rate and receives the fixed rate.

At February 28, 2011, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:
Borrower	Principal Amount	Unrealized Appreciation
1st Reserve Crestwood Bridge Loan	$ 500,000	$ -
PTS Catalent Revolver	500,000	17,837
Servicemaster Revolver	1,000,000	41,670
	$ 2,000,000	$ 59,507

At February 28, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$236,305,233	$ 23,005,647	$ (11,949,279)	$ 11,056,368

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after
December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets.

The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2011:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$60,596	$-	$60,596
Asset Backed Securities	-	94,913	-	94,913
Collateralized Mortgage Obligations	-	51,640	-	51,640
Term Loans	-	4,715	-	4,715
Preferred Stock	5,038	-	-	5,038
Exchange-Traded Funds	30,308	-	-	30,308
Exchange-Traded Notes	151	-	-	151
Interest Rate Swaps	-	1,183	-	1,183
Unfunded Commitments	-	60	-	60
Total	$35,497	$213,107	$-	$248,604

Liabilities:
Credit Default Swaps	$-	$651	$-	$651
Options Written	189	-	-	189
Talf Loan	-	10,619	-	10,619
Total	$189	$11,270	$-	$11,459

There were no transfers between Level 1 and Level 2 during the period ended February
28, 2011. There were three transfers, in the amount of $4,646,880, from Level 3 to Level 2 during the period ended February 28, 2011. The transfers from Level 3 to Level 2 were the result of the availability of broker quotes during the period.

The following table presents the activity of the Fund’s investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended February
28, 2011.

Level 3 Holdings (value in $000s)	Securities	Derivatives	Total
Beginning Balance at 5/31/10	$ 4,632	$ -	$ 4,632
Total Realized Gain/Loss	-	-	-
Change in Unrealized Gain/Loss	15	-	15
Purchases	-	-	-
Sales	-	-	-
Transfer In	-	-	-
Transfers Out	(4,647)	-	(4,647)
Ending Balance at 2/28/11	$ -	$ -	$ -

Item 2.   Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.     Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Strategic Opportunities Fund

By:          /s/Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date: April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date: April 29, 2011

By:         /s/John Sullivan
               John Sullivan
              Chief Financial Officer, Chief Accounting Officer & Treasurer

Date: April 29, 2011